Business Developments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Statement Of The Estimated Fair Values Of The Assets Acquired And Liabilities Assumed [Table Text Block]

(in millions)
Loans	¥2,934,656
Goodwill	217,386
Intangible assets(1)	214,607
Total assets	4,144,517
Deposits—Total deposits	2,488,862
Total liabilities	3,396,454

Note:

(1)	Intangible assets primarily include ¥124,290 million of customer relationships and ¥59,891 million of core deposit intangibles with weighted average amortization periods of 11 years.

Pro Forma Statement Of Income [Table Text Block]

	Fiscal years ended March 31,
	2013	2014
	(in millions)
Statement of income data:
Net interest income	¥1,967,113	¥2,102,038
Non-interest income—Total	2,127,990	1,903,620
Net income attributable to Mitsubishi UFJ Financial Group	1,084,373	1,035,502